COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 361,882	$ 138,496
Items not involving operating cash flows	(22,868)	177,001
Changes in working capital balances	(7,739)	(4,663)
INVESTING ACTIVITIES
Acquisitions, deposits and transactions costs, net	(829)	(102,761)
Proceeds from disposal, net	0	43,773
Additions to income-producing properties	(47,742)	(59,825)
Additions to development properties	(3,332)	(71,132)
Cash used in investing activities	(65,460)	(128,127)
FINANCING ACTIVITIES
Distributions paid	(207,851)	(203,910)
Cash used in financing activities	(267,495)	(203,110)
Effect of exchange rate changes	4,387	(891)
Net increase (decrease) in cash and cash equivalents during the period	$ 10,041	$ (18,947)